UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cedar Hill Capital Partners, LLC
Address:  445 Park Avenue, 5th Floor
          New York, New York 10022

Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Frank J. Paone
Title:    Chief Financial Officer
Phone:    (212) 821-1491

Signature, Place, and Date of Signing:

           /s/ Frank J. Paone         New York, NY         8/14/07
          --------------------        -------------        -------
              [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        -----------
Form 13F Information Table Entry Total: 46
                                        -----------
Form 13F Information Table Value Total: 115,592
                                        -----------
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           FORM 13F INFORMATION TABLE

               COLUMN 1                 COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- --------  ---------  --------  ------------------  ----------  --------  -------------------
                                        TITLE OF               VALUE   SHARES/  SH/  PUT/  INVESTMENT   OTHER
            NAME OF ISSUER               CLASS      CUSIP     (x1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   VOTING AUTHORITY
--------------------------------------- --------  ---------  --------  -------  ---  ----  ----------  --------  -------------------
                                                                                                                  SOLE   SHARED NONE
                                                                                                                 ------- ------ ----
ACA CAPITAL HOLDINGS, INC.                COM     000833103       452   37,988  SH            SOLE                37,988
AMERICAN HOME MTG INVT CORP               COM     02660R107       474   25,778  SH            SOLE                25,778
AMEX MATERIALS SELECT 'SPDR' FUND         PUT     81369Y100        50    2,000  SH    PUT     SOLE                 2,000
AMEX MATERIALS SELECT 'SPDR' FUND         PUT     81369Y100       100    2,000  SH    PUT     SOLE                 2,000
AMEX MATERIALS SELECT 'SPDR' FUND         PUT     81369Y100       510    4,000  SH    PUT     SOLE                 4,000
BANKATLANTIC BANCORP INC                  CL A    065908501     2,776  322,400  SH            SOLE               322,400
BROOKFIELD HOMES CORP                     COM     112723101     2,360   81,121  SH            SOLE                81,121
COMMERCE BANCORP INC, N.J.                COM     200519106     7,028  190,000  SH            SOLE               190,000
COMPUCREDIT CORP                          COM     20478N100     4,726  134,951  SH            SOLE               134,951
CONSECO, INC.                             CALL    208464883        38    3,000  SH   CALL     SOLE                 3,000
DOLLAR FINANCIAL CORP.                    COM     256664103     7,128  250,100  SH            SOLE               250,100
EUROBANCSHARES, INC.                      COM     298716101     3,195  352,208  SH            SOLE               352,208
FBR CAPITAL MARKETS CORPORATION           COM     30247C301     2,530  149,700  SH            SOLE               149,700
FIRST BANCORP (PUERTO RICO)               COM     318672102       275   25,000  SH            SOLE                25,000
FIRST HORIZON NATIONAL CORP               PUT     320517105       143    1,000  SH    PUT     SOLE                 1,000
FIRST MARBLEHEAD CORPORATION              COM     320771108       873   22,600  SH            SOLE                22,600
FIRST MIDWEST BANCORP INC DEL             COM     320867104     3,089   86,992  SH            SOLE                86,992
FRIEDMAN BILLINGS RAMSEY GRP              CALL    358434108        55    5,500  SH   CALL     SOLE                 5,500

               COLUMN 1                 COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- --------  ---------  --------  ------------------  ----------  --------  -------------------
                                        TITLE OF               VALUE   SHARES/  SH/  PUT/  INVESTMENT   OTHER
            NAME OF ISSUER               CLASS      CUSIP     (x1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   VOTING AUTHORITY
--------------------------------------- --------  ---------  --------  -------  ---  ----  ----------  --------  -------------------
                                                                                                                  SOLE   SHARED NONE
                                                                                                                 ------- ------ ----
FREEDOM ACQUISITION HOLDINGS, INC.        COM     35645F103     3,964  360,000  SH            SOLE               360,000
INDYMAC BANCORP, INC.                     COM     456607100       184    6,300  SH            SOLE                 6,300
INVESTOOLS INC.                           COM     46145P103     5,670  569,322  SH            SOLE               569,322
MCGRAW-HILL COMPANIES INC                 PUT     580645109        63    1,000  SH    PUT     SOLE                 1,000
MCGRAW-HILL COMPANIES INC                 PUT     580645109       268    1,000  SH    PUT     SOLE                 1,000
NYMEX HOLDINGS INC                        COM     62948N104     2,010   16,000  SH            SOLE                16,000
NASDAQ STOCK MARKET INC (THE)             COM     631103108     8,319  280,000  SH            SOLE               280,000
NELNET, INC.                              CL A    64031N108    16,045  656,490  SH            SOLE               656,490
NEWALLIANCE BANCSHARES, INC.              COM     650203102     2,208  150,000  SH            SOLE               150,000
NOVASTAR FINANCIAL INC                    COM     669947400       175   25,000  SH            SOLE                25,000
PROTECTIVE LIFE CORP                      CALL    743674103        10      500  SH   CALL     SOLE                   500
PROTECTIVE LIFE CORP                      CALL    743674103       124    1,500  SH   CALL     SOLE                 1,500
RAIT FINANCIAL TRUST                      COM     749227104       520   20,000  SH            SOLE                20,000
RENT-A-CENTER INC                         PUT     76009N100        15      500  SH    PUT     SOLE                   500
CHARLES SCHWAB CORPORATION                COM     808513105     7,178  349,820  SH            SOLE               349,820
TRADESTATION GROUP INC                    COM     89267P105     2,330  200,000  SH            SOLE               200,000
TRINITY INDUSTRIES INC (DEL)              COM     896522109     3,919   90,000  SH            SOLE                90,000
WADDELL & REED FIN., INC.                 CL A    930059100     7,803  300,000  SH            SOLE               300,000
WADDELL & REED FIN., INC.                 CALL    930059100         5      610  SH   CALL     SOLE                   610

               COLUMN 1                 COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- --------  ---------  --------  ------------------  ----------  --------  -------------------
                                        TITLE OF               VALUE   SHARES/  SH/  PUT/  INVESTMENT   OTHER
            NAME OF ISSUER               CLASS      CUSIP     (x1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   VOTING AUTHORITY
--------------------------------------- --------  ---------  --------  -------  ---  ----  ----------  --------  -------------------
                                                                                                                  SOLE   SHARED NONE
                                                                                                                 ------- ------ ----
WASHINGTON MUTUAL, INC.                   COM     939322103     4,264  100,000  SH            SOLE               100,000
WASHINGTON MUTUAL, INC.                   PUT     939322103       225    2,000  SH    PUT     SOLE                 2,000
WESTERN UNION COMPANY (THE)               COM     959802109     2,261  108,536  SH            SOLE               108,536
WINTRUST FINANCIAL CORP                   COM     97650W108     3,046   69,463  SH            SOLE                69,463
ALLIED WORLD ASSURANCE COMPANY HOLDINGS   COM     G0219G203     2,563   50,000  SH            SOLE                50,000
LAZARD LTD                                CL A    G54050102     1,576   35,000  SH            SOLE                35,000
MAX CAPITAL GROUP                         COM     G6052F103     1,981   70,000  SH            SOLE                70,000
WHITE MTNS INS GROUP LTD                  COM     G9618E107     2,424    4,000  SH            SOLE                 4,000
AERCAP HOLDINGS NV ORD                    COM     N00985106       640   20,000  SH            SOLE                20,000